Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown of the balance of “Other Liabilities” is as follows:

The breakdown of the balance of “Other Liabilities” is as follows:

Thousand of reais	2021	2020	2019

Accrued expenses and deferred income (1)	2,649,744	5,115,936	5,038,011
Transactions in transit (3)	796,671	674,162	785,418
Provision for share-based payment	319,660	325,930	317,539
Liabilities for insurance contracts	2,011,596	1,987,577	1,901,801
Other (2)	4,723,707	5,947,640	2,878,175
Total	10,501,378	14,051,245	10,920,944
(1)	Corresponds, mainly, to payments to be made - personnel expenses.
(2)	Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.
(3)	Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.